[LOGO OF EATON VANCE MUTUAL FUNDS APPEARS HERE]
                                                      [PHOTO OF EARTH FROM SPACE
Investing                                               APPEARS HERE]
 for the
   21st
Century(R)

                         Semiannual Report June 30, 1998





                                  EATON VANCE
[PHOTO OF INDIAN TEMPLE
  FIGURE APPEARS HERE]             EMERGING MARKETS

                                     FUND





                                     Eaton Vance
                      Global Management-Global Distribution



[PHOTO OF ORIENTAL
  MARKETPLACE
  APPEARS HERE]

Eaton Vance Emerging Markets Fund as of June 30, 1998
--------------------------------------------------------------------------------

INVESTMENT UPDATE
[PHOTO OF KIERSTEN
   CHRITENSEN
 APPEARS HERE]

Kiersten Christensen,
Portfolio Manager


Investment Environment
---------------------------
  The Emerging Markets

 . Slowing Asian economies, a weak yen, and depressed oil and commodity prices dragged the emerging stock markets sharply lower in the first half of 1998. Local Asian economies have continued to suffer from last fall's currency upheavals, weak banking systems and poor political guidance. Meanwhile, in Eastern Europe, the Russian market fell sharply in response to skyrocketing interest rates and a collapsing ruble.

 . While Latin American markets also moved lower during the period, the region's underlying economic fundamentals remained fairly sound. Argentina reported 8.4% economic growth for 1997, while Chile is expected to realize 5.5% growth in 1998, despite its high exposure to the Asian export market.

 . In mid-June, as a collapsing yen threatened a new round of currency devaluations, the Federal Reserve intervened to support the Japanese currency. The move heartened foreign investors, prompting a modest recovery in some emerging markets.

The Fund
--------------------------------------------------------------------------------
  Performance for the Past Six Months

 . The Fund's Class A shares had a total return of -19.1% during the six months ended June 30, 1998./1/ This return resulted from a decrease in net asset value per share (NAV) to $9.69 on June 30, 1998 from $11.97 on December 31, 1997, and the reinvestment of $0.54 in capital gains distributions.

 . The Fund's Class B shares had a total return of -19.2% during the six months ended June 30, 1998./1/ This return resulted from a decrease in net asset value per share (NAV) to $9.62 on June 30, 1998 from $11.91 on December 31, 1997, and the reinvestment of $0.362 in capital gains distributions.

  Recent Portfolio Developments

 . Amid volatile stock markets and an increasingly uncertain near-term economic outlook, the Portfolio focused increasingly on non-cyclical sectors, such as groceries and beverages, which are able to generate good earnings growth regardless of the economy. Telephone utilities also played a major role as emerging countries rush to replace their antiquated telecommunications infrastructure.

 . The Portfolio maintained its largest regional exposure in Latin America, at 38.9%. The region remains a magnet for foreign investment as Mexico, Brazil, and Argentina continue along the path of economic reform.

 . The Portfolio slightly reduced its weighting in Eastern Europe. Russian
  President Yeltsin has encountered political obstacles in his reform efforts. Concurrently, lower tax revenues have exerted increasing pressure on the Russian currency.

  Selected Portfolio Investments

 . In Latin America, Compania Brasiliera de Distribuicao, a large Brazilian supermarket chain, was among the Portfolio's largest holdings. As a major food retailer, the company remains generally immune to fluctuations in the economy. In recent years, the company has sharply increased the number of its outlets in the country.

 . In Chile, Vina Concha y Toro is among that nation's largest wineries. Chile has become a major producer and exporter of wines in the past decade. Vina Concha y Toro has expanded its vast land holdings in the region and increased its production capacity.

 . In India, the Portfolio had a large position in Videsh Sanchar Nigam Ltd.
  (VSNL), India's main provider of international phone services. VSNL has benefited from India's increasing global business presence and from the government's efforts to upgrade the nation's telecommunications system.
-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------
Fund Information
as of June 30, 1998

Performance/2/                                     Class A        Class B
--------------------------------------------------------------------------------


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One Year                                            -35.9%        -36.3%
Life of Fund+                                         0.9           0.2

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -39.6%        -39.4%
Life of Fund+                                        -0.8          -0.7

+Inception dates: Class A: (12/8/94); Class B: (11/30/94)


Ten Largest Holdings/3/
--------------------------------------------------------------------------------
Compania Brasiliera de Distribuicao GDR                                 4.8%
Grupo Televiso GDR                                                      4.8
Blue Square Stores                                                      4.7
Corporation Interamericana de Entretenimiento                           4.0
Vina Concha y Toro ADR                                                  3.9
Carulla SA ADR                                                          3.6
Panamerican Beverages, Inc. ADR                                         3.5
Mol Magyar Olayes Gazi GDR                                              3.5
Telefonos de Mexico ADR                                                 3.3
Pyramids Brewers                                                        3.3


/1/These returns do not include the 5.75% maximum sales charge for the Fund's
   Class A shares or the applicable contingent deferred sales charges (CDSC) for the Class B shares. /2/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. /3/ Based on market value as of 6/30/98. Ten largest holdings represent 39.4% of the Portfolio's net assets. Holdings are subject to change.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Emerging Markets Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in Emerging Markets Portfolio, at value
     (identified cost, $10,859,118)                                 $10,083,303
Receivable for Fund shares sold                                          12,982
Deferred organization expenses                                           39,850
--------------------------------------------------------------------------------
Total assets                                                        $10,136,135
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                   $       247
Payable for Fund shares redeemed                                         13,194
Payable to affiliate for shareholders services                            4,490
Payable to affiliate for Trustees' fees                                      94
Other accrued expenses                                                   13,339
--------------------------------------------------------------------------------
Total liabilities                                                   $    31,364
--------------------------------------------------------------------------------
Net Assets                                                          $10,104,771
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                     $12,697,395
Accumulated net realized loss on investments from
    Portfolio (computed on the basis of identified cost)             (1,668,931)
Accumulated net investment loss                                        (147,878)
Net unrealized depreciation from Portfolio (computed
    on the basis of identified cost)                                   (775,815)
--------------------------------------------------------------------------------
Total                                                               $10,104,771
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                          $ 4,094,843
Shares Outstanding                                                      422,585
Net Asset Value and Redemption Price Per Share
    (net assets/shares of beneficial interest outstanding)          $      9.69
Maximum Offering Price Per Share
    (100 / 94.25 of $9.69)                                          $     10.28
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                          $ 6,009,928
Shares Outstanding                                                      624,509
Net Asset Value, Offering Price and Redemption Price Per Share
    (net assets/shares of beneficial interest outstanding)          $      9.62
--------------------------------------------------------------------------------
On  sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends allocated from Portfolio
    (net of foreign taxes, $3,385)                                  $   114,519
Expenses allocated from Portfolio                                       (95,431)
--------------------------------------------------------------------------------
Net investment income from Portfolio                                $    19,088
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Management fee                                                      $    16,614
Trustees fees and expenses                                                  102
Distribution and service fees
    Class A                                                              12,497
    Class B                                                              39,571
Printing and postage                                                     23,335
Registration fees                                                        18,100
Transfer and dividend disbursing agent fees                              14,689
Amortization of organization expenses                                    13,856
Custodian fee                                                             4,490
Legal and accounting services                                             1,618
Miscellaneous                                                             4,328
--------------------------------------------------------------------------------
Total expenses                                                      $   149,200
--------------------------------------------------------------------------------


Net investment loss                                                 $  (130,112)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $  (803,492)
    Foreign currency and forward foreign currency exchange
        contract transactions                                          (129,495)
--------------------------------------------------------------------------------
Net realized loss                                                   $  (932,987)
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
    Investments                                                     $(1,466,342)
    Foreign currency and forward foreign currency exchange
        contracts                                                        54,392
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $(1,411,950)
--------------------------------------------------------------------------------


Net realized and unrealized loss                                    $(2,344,937)
--------------------------------------------------------------------------------


Net decrease in net assets from operations                          $(2,475,049)
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Emerging Markets Fund  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                    Six Months Ended
Increase (Decrease)                 June 30, 1998      Year Ended
in Net Assets                       (Unaudited)        December 31, 1997
-------------------------------------------------------------------------

From operations --
    Net investment loss                  $  (130,112)        $  (190,959)
    Net realized loss                       (932,987)           (168,823)
    Net change in unrealized
        appreciation (depreciation)       (1,411,950)           (571,715)
-------------------------------------------------------------------------
Net decrease in net assets               $(2,475,049)        $  (931,497)
    from operations
-------------------------------------------------------------------------

Distributions to shareholders --
    In excess of net realized gain
        Class B                          $        --         $  (279,016)
-------------------------------------------------------------------------
Total distributions to shareholders      $        --         $  (279,016)
-------------------------------------------------------------------------

Transactions in shares of beneficial
    interest --
    Proceeds from sale of shares
        Class A                          $   862,029         $        --
        Class B                            1,031,483           6,853,550
    Net asset value of shares
        issued to shareholders
        in payment of
        distributions declared
        Class B                                    --            248,582
    Cost of shares redeemed
        Class A                             (793,555)                 --
        Class B                           (2,583,479)         (3,542,043)
-------------------------------------------------------------------------
Net increase (decrease) in net assets
    from Fund share transactions         $(1,483,522)        $ 3,560,089
-------------------------------------------------------------------------
Contribution from EV Traditional
    Emerging Markets Fund                $ 4,989,133         $        --
-------------------------------------------------------------------------

Net increase in net assets               $ 1,030,562         $ 2,349,576
-------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------
At beginning of period                   $ 9,074,209         $ 6,724,633
-------------------------------------------------------------------------
At end of period                         $10,104,771         $ 9,074,209
-------------------------------------------------------------------------


Accumulated
net investment loss
included in net assets
-------------------------------------------------------------------------
At end of period                         $  (147,878)        $   (17,766)
-------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Emerging Markets Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Financial Highlights

                                                     Six Months Ended                   Year Ended December 31,
                                                      June 30, 1998        --------------------------------------------------
                                                       (Unaudited)            1997        1996          1995         1994 *
-----------------------------------------------------------------------------------------------------------------------------
                                                  Class A      Class B       Class B     Class B       Class B      Class B
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $ 11.970     $ 11.910      $ 12.720     $ 10.050     $  9.960     $ 10.000
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                              $ (0.104)    $ (0.141)     $ (0.012)    $ (0.143)    $ (0.268)    $ (0.003)
Net realized and unrealized gain (loss)            (2.176)      (2.149)       (0.436)       2.988        0.358       (0.037)
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations              $ (2.280)    $ (2.290)     $ (0.448)    $  2.845     $  0.090     $ (0.040)
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain                           $     --     $     --      $     --     $ (0.175)    $     --     $     --
In excess of net realized gain                         --           --        (0.362)          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                              $     --     $     --      $ (0.362)    $ (0.175)    $     --     $     --
-----------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period                  $  9.690     $  9.620      $ 11.910     $ 12.720     $ 10.050     $  9.960
-----------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                  (19.05)%     (19.23)%       (3.48)%      28.49%        0.90%       (0.40)%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data +
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $  4,095     $  6,010      $  9,074     $  6,725     $  1,801     $    229
Ratios (As a percentage of average daily net
    assets):                                         3.69%+       4.13%+        3.50%        3.41%        6.19%        0.75%+
    Net expenses/(2)(3)/
    Net expenses after custodian fee reduction/(2)/  3.43%+       3.87%+        3.32%        3.19%        6.19%          --
    Net investment loss                             (1.79)%+     (2.08)%+      (1.92)%      (1.76)%      (4.64)%      (0.75)%+
-----------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses/(2)(3)/                                                            3.79%        4.52%       11.35%        9.14%+
    Expenses after custodian fee reduction/(2)/                                 3.61%        4.30%       11.35%          --
     Net investment loss                                                       (2.21)%      (2.87)%      (9.80)%      (9.14)%+
Net investment loss per share                                               $ (0.014)    $ (0.233)    $ (0.566)    $ (0.037)
-----------------------------------------------------------------------------------------------------------------------------

+    Annualized.
* For the period from the start of business, November 30, 1994, to December 31, 1994.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/Includes the Fund's share of its Portfolio's allocated expenses.
/(3)/The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Emerging Markets Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Emerging Markets Fund (the Fund) is a mutual fund seeking long-term capital appreciation through investment in a portfolio of equity securities of companies in countries with emerging markets. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (86.2% at June 30 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

  E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Emerging Markets Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                                           Six Months
                                                           Ended
                                                           June 30, 1998
  Class A                                                  (Unaudited)
  ------------------------------------------------------------------------------
  Sales                                                            72,844

  Redemptions                                                     (67,167)

  Issued to EV Traditional Emerging Markets Fund
  shareholders                                                    416,908
 -------------------------------------------------------------------------------
  Net increase                                                    422,585
 -------------------------------------------------------------------------------


                                      Six Months Ended
                                      June 30, 1998       Year Ended
    Class B                           (Unaudited)         December 31, 1997
    ----------------------------------------------------------------------------
    Sales                                    87,632               478,265

    Issued to shareholders electing
      to receive payment of
      distributions                              --                21,003
      in Fund shares

    Redemptions                            (224,965)             (266,016)
    ----------------------------------------------------------------------------
    Net increase (decrease)                (137,333)              233,252
    ----------------------------------------------------------------------------

4   Management Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 1998, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $16,614. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to Lloyd George Management (Bermuda), and to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statement, which are included elsewhere in this report.

5   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted distribution plans (Class A Plan and Class B Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments

Eaton Vance Emerging Markets Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    attributable to Class B shares during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $12,497 and $31,077 for Class A and Class B shares, respectively to EVD for the six months ended June 30, 1998, representing 0.51% and 0.75% (annualized) of average daily net assets for Class A and Class B shares, respectively. At June 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $255,000 for Class B shares.

    In addition, the Plan authorized the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Fund paid or accrued service fees to EVD for the six months ended June 30, 1998 in the amount of $0 and $8,494 for Class A and Class B shares, respectively. Certain officers and Trustees of the Fund are officers or directors of EVD.

6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each year thereafter. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $50,000 of CDSC paid by shareholders for Class B shares for the six months ended June 30, 1998.

7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio aggregated $1,964,061 and $3,900,626, respectively for the six months ended June 30, 1998.

8   Transfer of Net Assets
    ----------------------------------------------------------------------------
    On January 1, 1998, EV Marathon Emerging Markets Fund acquired the net assets of EV Traditional Emerging Markets Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Emerging Markets Fund, at the closing, issued 416,908 Class A shares of the Fund having an aggregate value of $4,989,133. As a result, the Fund issued one Class A share for each share of EV Traditional Emerging Markets Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional Emerging Markets Fund's net assets at the date of the transaction was $4,989,133, including $229,578 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Emerging Markets Fund (formerly EV Marathon Emerging Markets Fund) were $14,063,342 with a net asset value of $11.97 and $11.91 for Class A and Class B shares, respectively.

9   Name Change
    ----------------------------------------------------------------------------
    Effective January 1, 1998, EV Marathon Emerging Markets Fund changed its name to Eaton Vance Emerging Markets Fund.

Emerging Markets Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 82.8%


Security                                   Shares               Value
-----------------------------------------------------------------------------

Apparel -- 2.0%
-----------------------------------------------------------------------------
Zaklady Metali Lekkich Kety*               15,693            $   236,273
Poland metal company
-----------------------------------------------------------------------------
                                                             $   236,273
-----------------------------------------------------------------------------

Banks and Money Services -- 4.5%
-----------------------------------------------------------------------------
Akbank T.A.S.                              80,000            $   258,152
Turkish commercial bank

Alpha Credit Bank                           3,300                267,437
Greek bank
-----------------------------------------------------------------------------
                                                             $   525,589
-----------------------------------------------------------------------------

Beverages -- 12.6%
-----------------------------------------------------------------------------
Pan American Beverages, Inc. ADR           13,000            $   408,688
Coca Cola franchiser

Pyramids Brewers                            6,000                383,437
The largest brewer in Egypt

Suncrush Ltd.                             107,000                226,887
Coca Cola franchiser

Vina Concha y Toro ADR                     16,000                456,000
Wine producer/exporter
-----------------------------------------------------------------------------
                                                             $ 1,475,012
-----------------------------------------------------------------------------

Communications Equipment -- 4.8%
-----------------------------------------------------------------------------
Grupo Televisa GDR                         15,000            $   564,374
Largest media company in the
Spanish-speaking world
-----------------------------------------------------------------------------
                                                             $   564,374
-----------------------------------------------------------------------------

Communications Services -- 1.9%
-----------------------------------------------------------------------------
China Telecom*                            130,000            $   225,645
Only listed Chinese mobile
telephone company
-----------------------------------------------------------------------------
                                                             $   225,645
-----------------------------------------------------------------------------

Conglomerates -- 3.4%
-----------------------------------------------------------------------------
John Keells Holdings GDR                    2,041            $    11,226
A diversified conglomerate operating in
tourism, food & beverages, property
development sectors

Quinenco SA ADR*                            5,400                 48,600
A large diversified company engaged
in industrial and financial services

Sabanci Holdings                           55,000                340,513
The second largest conglomerate in
Turkey
-----------------------------------------------------------------------------
                                                             $   400,339
-----------------------------------------------------------------------------


Consumer Products -- 0.5%
----------------------------------------------------------------------------
Lever Brothers Pakistan Ltd.                2,800            $    52,775
The largest and oldest consumer
non-durables company in Pakistan
-----------------------------------------------------------------------------
                                                             $    52,775
-----------------------------------------------------------------------------

Electric Utilities -- 1.9%
-----------------------------------------------------------------------------
BSES, Ltd. ADR*                            22,000            $   222,200
Generator and distributor of
electricity to the
Bombay region
-----------------------------------------------------------------------------
                                                             $   222,200
-----------------------------------------------------------------------------

Foods -- 3.6%
-----------------------------------------------------------------------------
Carulla SA ADR                            155,000            $   426,250
Columbian grocery and supermarket
chain
-----------------------------------------------------------------------------
                                                             $   426,250
-----------------------------------------------------------------------------

Information Services -- 1.8%
-----------------------------------------------------------------------------
Forsoft Ltd.*                              13,500            $   207,563
Israeli technology company
concentrating on the year 2000
problem
-----------------------------------------------------------------------------
                                                             $   207,563
-----------------------------------------------------------------------------

Investment Services -- 0.8%
-----------------------------------------------------------------------------
National Finance and Securities
Public Company Ltd.*                    1,211,400            $    94,506
Thai company operating in commercial
consumer and housing finance
-----------------------------------------------------------------------------
                                                             $    94,506
-----------------------------------------------------------------------------

Manufacturing -- 4.2%
-----------------------------------------------------------------------------
Barlow Ltd.                                35,000            $   185,539
South African conglomerate with
primary products interests

Ege Biracilik Ve Malt Sanayii A.S.         20,125                237,866
Turkish brewery

Uralmash-Zavody ADR*                       12,500                 71,982
Russian engineering company
-----------------------------------------------------------------------------
                                                             $   495,387
-----------------------------------------------------------------------------

Media & Leisure -- 4.5%
-----------------------------------------------------------------------------
Berjaya Sports Toto Bhd                    37,000            $    54,861
Malaysian gaming company

                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                  Shares                 Value
-----------------------------------------------------------------------------

Media & Leisure (continued)
-----------------------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento S.A.*                     150,040            $   422,695

Corporacion Interamericana de
Entretenimiento S.A., L Shares*            20,005                 46,780
South American fibre optic cable
company for telecommunications
-----------------------------------------------------------------------------
                                                             $   524,336
-----------------------------------------------------------------------------

Metals - Industrial -- 3.4%
-----------------------------------------------------------------------------
Anglo America Corp.                         5,700            $   193,384
Major South African mining finance
company

Hindalco Industries Ltd. GDR*              15,000                210,000
Aluminum producer in India
-----------------------------------------------------------------------------
                                                             $   403,384
-----------------------------------------------------------------------------

Miscellaneous -- 0.6%
-----------------------------------------------------------------------------
Legend Holdings Ltd.*                     220,000            $    66,009
PC and services vendor in China
-----------------------------------------------------------------------------
                                                             $    66,009
-----------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 5.6%
-----------------------------------------------------------------------------
JSC Surgutneftegaz ADR                     60,000            $   360,000
Russia's largest oil producer

YPF Sociedad Anonima ADR                   10,000                300,625
Exploration, development and
production of oil and natural gas
-----------------------------------------------------------------------------
                                                             $   660,625
-----------------------------------------------------------------------------

Oil and Gas - Integrated -- 3.5%
-----------------------------------------------------------------------------
Mol Magyar Olayes Gazi GDR                 15,000            $   405,000
Interests in oil and gas
exploration and production, gas
wholesale distribution, storage
and transmission, oil refining and
marketing
-----------------------------------------------------------------------------
                                                             $   405,000
-----------------------------------------------------------------------------

Retail - Food and Drug -- 11.5%
-----------------------------------------------------------------------------
Blue Square Stores*                        45,000            $   553,996
Supermarket and specialty store
chain

Compania Brasileira de Distrib. GDR        25,000                565,624
Supermarket chain

Dairy Farm International Holdings         207,726                222,267
Ltd.*
Hong Kong and Pacific supermarket
operator and general retailer
-----------------------------------------------------------------------------
                                                             $ 1,341,887
-----------------------------------------------------------------------------

Sanitation -- 1.9%
-----------------------------------------------------------------------------
Saneamento Basico (Sabesp)              1,885,000            $   226,539
Brazil's largest water and
sanitation utility
-----------------------------------------------------------------------------
                                                             $   226,539
-----------------------------------------------------------------------------

Telephone Utilities -- 8.4%
----------------------------------------------------------------------------
Telefonica del Peru ADR                    12,000            $   245,250
Peru's primary operator of the
public telephone system

Telefonos de Mexico ADR                     8,000                384,500
Largest telecom operator with
interests in local and long
distance telecommunications

Videsh Sanchar Nigam Ltd., GDR             32,500                347,750
India's monopoly International
Telephone service provider
-----------------------------------------------------------------------------
                                                             $   977,500
-----------------------------------------------------------------------------

Transportation -- 1.4%
-----------------------------------------------------------------------------
Pacific Ports Company Ltd.              1,150,000            $   160,281
Development and management of
terminals in Asian sea and
river ports
----------------------------------------------------------------------------
                                                             $   160,281
----------------------------------------------------------------------------

Total Common Stocks
    (identified cost $10,484,652)                            $ 9,691,474
----------------------------------------------------------------------------

Preferred Stocks -- 4.0%


Security                                  Shares                 Value
----------------------------------------------------------------------------

Electric Utilities -- 0.1%
----------------------------------------------------------------------------
Centrais Geradoras do Sul do
Brasil S.A.*                            7,000,000            $     9,563
This company is an electricity
generator owned by the government
which will be sold off in 1998.
----------------------------------------------------------------------------
                                                             $     9,563
----------------------------------------------------------------------------

Oil and Gas - Integrated -- 1.8%
----------------------------------------------------------------------------
Petroleo Brasiliero SA                  1,100,000            $   204,479
Brazil's sole integrated oil company,
a monopoly in exploration, production,
refining, transportation, importing
and exporting of oil and natural gas
----------------------------------------------------------------------------
                                                             $   204,479
----------------------------------------------------------------------------

Telephone Utilities -- 2.1%
----------------------------------------------------------------------------
Telec de Minas Gerias                   2,500,000            $   174,001
Third largest telecommunications
system by access lines in state of
Minas Gerias (Brazil)


                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                  Shares                 Value
----------------------------------------------------------------------------

Telephone Utilities (continued)
----------------------------------------------------------------------------
Telemig Celular S.A.*                   2,500,000            $    75,653
Part of Telebras operating mobile
telephones awaiting privatization
----------------------------------------------------------------------------
                                                             $   249,654
----------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $676,088)                               $   463,696
----------------------------------------------------------------------------

Warrants -- 0.1%


Security                                  Shares                 Value
----------------------------------------------------------------------------

Investment Services -- 0.1%
----------------------------------------------------------------------------
National Finance and Securities
Public Company Ltd.                       670,600            $    17,439
Thai company operating in
commercial consumer and housing
finance
----------------------------------------------------------------------------
                                                             $    17,439
----------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
----------------------------------------------------------------------------
Belle Corp. (Warrants)                    240,000            $       331
Philippine gaming and property
company with hotel interests,
golf resorts, casinos, jai-lai,
and lottery franchises
----------------------------------------------------------------------------
                                                             $       331
----------------------------------------------------------------------------

Total Warrants
    (identified cost $0)                                     $    17,770
----------------------------------------------------------------------------

Total Investments -- 86.9%
    (identified cost $11,160,740)                            $10,172,940
----------------------------------------------------------------------------

Other Assets, Less Liabilities -- 13.1%                      $ 1,530,198
----------------------------------------------------------------------------


Net Assets -- 100%                                           $11,703,138
----------------------------------------------------------------------------

ADR -- American Depository Receipt
GDR -- Global Depository Receipt
*   Non-income producing security.


                       See notes to financial statements

Emerging Markets Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS

Country Concentration of Portfolio


                                    Percentage
Country                            of Net Assets            Value
--------------------------------------------------------------------------------
Argentina                                    2.6%           $  300,625
Brazil                                      10.7%            1,255,859
Chile                                        4.3%              504,600
Colombia                                     3.6%              426,250
Egypt                                        3.3%              383,437
Greece                                       2.3%              267,437
Hong Kong                                    3.9%              451,935
Hungary                                      3.5%              405,000
India                                        6.7%              779,950
Israel                                       6.5%              761,559
Malaysia                                     0.5%               54,861
Mexico                                      15.6%            1,827,037
Pakistan                                     0.4%               52,775
Peru                                         2.1%              245,250
Philippines                                  0.0%                  331
Poland                                       2.0%              236,273
Russia                                       3.7%              431,982
Singapore                                    1.9%              222,267
South Africa                                 5.2%              605,810
Sri Lanka                                    0.1%               11,226
Thailand                                     0.9%              111,945
Turkey                                       7.1%              836,531


                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998

Assets
--------------------------------------------------------------------------
Investments, at value
    (identified cost, $11,160,740)                           $10,172,940
Cash                                                           1,447,199
Foreign currency, at value
    (identified cost, $60,722)                                    55,594
Dividends receivable                                              38,724
Deferred organization expenses                                     5,396
--------------------------------------------------------------------------
Total assets                                                 $11,719,853
--------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------
Payable for investments purchased                            $       924
Payable to affiliate for Trustees' fees                              150
Other accrued expenses                                            15,641
--------------------------------------------------------------------------
Total liabilities                                            $    16,715
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio    $11,703,138
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals      $12,697,698
Net unrealized depreciation (computed on the basis of
    identified cost)                                            (994,560)
--------------------------------------------------------------------------
Total                                                        $11,703,138
--------------------------------------------------------------------------

Statement of Operations

For the Six Months
Ended June 30, 1998

Investment Income
--------------------------------------------------------------------------
Dividends (net of foreign taxes, $3,898)                     $   153,136
--------------------------------------------------------------------------
Total investment income                                      $   153,136
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Investment adviser fee                                       $    57,469
Administration fee                                                19,156
Trustees fees and expenses                                         2,702
Custodian fee                                                     41,109
Amortization of organization expenses                              1,902
Legal and accounting services                                        348
Miscellaneous                                                      7,852
--------------------------------------------------------------------------
Total expenses                                               $   130,538
--------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                               $    20,079
--------------------------------------------------------------------------
Total expense reductions                                     $    20,079
--------------------------------------------------------------------------

Net expenses                                                 $   110,459
--------------------------------------------------------------------------

Net investment income                                        $    42,677
--------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $(1,063,368)
    Foreign currency and forward foreign
        currency exchange contract transactions                 (146,963)
--------------------------------------------------------------------------
Net realized loss                                            $(1,210,331)
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                      $(1,700,826)
    Foreign currency and forward foreign
        currency exchange contracts                               52,553
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $(1,648,273)
--------------------------------------------------------------------------

Net realized and unrealized loss                             $(2,858,604)
--------------------------------------------------------------------------

Net decrease in net assets from operations                   $(2,815,927)
--------------------------------------------------------------------------


                       See notes to financial statements

Emerging Markets Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                   Six Months Ended
Increase (Decrease)                June 30, 1998       Year Ended
in Net Assets                      (Unaudited)         December 31, 1997
--------------------------------------------------------------------------
From operations --
    Net investment income              $     42,677         $     15,335
    Net realized loss                    (1,210,331)            (593,013)
    Net change in unrealized
        appreciation (depreciation)      (1,648,273)          (1,182,400)
--------------------------------------------------------------------------
Net decrease in net assets
    from operations                    $ (2,815,927)        $ (1,760,078)
--------------------------------------------------------------------------
Capital transactions --
    Contributions                      $  2,546,154         $ 26,595,739
    Withdrawals                          (6,580,694)         (16,940,583)
--------------------------------------------------------------------------
Net increase (decrease) in net
    assets from capital transactions   $ (4,034,540)        $  9,655,156
--------------------------------------------------------------------------

Net increase (decrease) in net assets  $ (6,850,467)        $  7,895,078
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of period                 $ 18,553,605         $ 10,658,527
--------------------------------------------------------------------------
At end of period                       $ 11,703,138         $ 18,553,605
--------------------------------------------------------------------------

                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                    Six Months Ended
                                                     June 30, 1998                        Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)         1997             1996            1995            1994 *
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets +
------------------------------------------------------------------------------------------------------------------------------------
Net expenses (1)                                       1.71%+           1.53%            1.54%           2.58%          0.00%
Net expenses after custodian fee reduction             1.45%+           1.35%            1.32%           2.58%            --
Net investment income (loss)                           0.56%+           0.08%            0.14%          (1.00)%         0.00%
Portfolio Turnover                                       55%             160%             125%              98%            0%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   11,703       $   18,554       $   10,659       $    3,587     $    1,195
------------------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
    Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses (1)                                                            1.81%            2.24%            5.24%          2.21%+
Expenses after custodian fee reduction                                  1.63%            2.02%            5.24%            --
Net investment loss                                                    (0.20)%          (0.56)%          (3.66)%        (2.21)%+
------------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
* For the period from the start of business, November 30, 1994, to December 31, 1994.
(1) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended December 31, 1994 have not been adjusted to reflect this change.

                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States.

  A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
  Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Expense Reduction -- Investors Bank & Trust Company serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  F Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency

Emerging Markets Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    H Forward Foreign Currency Exchange
    Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    I Other -- Investment transactions are accounted for on a trade date basis.

    J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    K Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions
  with Affiliates
  -----------------------------------------------------------------------------
  The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $57,469. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $19,156. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers and/or directors/trustees of the above organizations.


3 Investment Transactions
  -----------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $8,097,242 and $11,186,373, respectively.


4 Federal Income Tax Basis of Investments
  -----------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, are as follows:


  Aggregate cost                                            $ 11,160,740
  -----------------------------------------------------------------------
  Gross unrealized appreciation                             $  1,202,692

  Gross unrealized depreciation                               (2,190,492)
  -----------------------------------------------------------------------

  Net unrealized depreciation                               $   (987,800)
  -----------------------------------------------------------------------

Emerging Markets Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


6 Risks Associated with Foreign Investments
  ---------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investment in foreign securities also involves the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.



7 Financial Instruments
  -----------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1998, there were no outstanding obligations under these financial instruments.

Eaton Vance Emerging Markets Fund as of June 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Emerging Markets Fund


Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

M. Dozier Gardner
Vice Chairman, Eaton Vance Management

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset
Management Corporation

John L. Thorndike
Formerly Director of, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Emerging Markets Portfolio


Officers

Hon. Robert Lloyd George
President, Trustee

James B. Hawkes
Vice President, Trustee

Scobie Dickinson Ward
Vice President, Assistant Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President, Assistant Treasurer

James L. O'Connor
Vice President, Treasurer

Alan R. Dynner
Secretary



Trustees
Hon. Edward K. Y. Chen
Professor and Director, Center for
Asian Studies, University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset
Management Corporation

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

Investment Adviser of
Emerging Markets Portfolio
Lloyd George Management
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

Sponsor and Manager of
Eaton Vance Emerging Markets Fund
and Administrator of Emerging Markets Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123







Eaton Vance
Emerging Markets Fund
24 Federal Street
Boston, MA 02110

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  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                      EMSRC-8/98